COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
7.	COMMITMENTS AND CONTINGENCIES

Leases

The Company leases office space and equipment under long-term operating lease agreements that expire on various dates through August 31, 2016. Rental expense under these agreements was approximately $363,000 and $327,000 for the nine months ended July 31, 2012 and 2013, respectively. Crossroads leases its headquarters, approximately 37,800 square feet of general office, laboratory, data center and administrative space in Austin, Texas. The original lease was effective October 31, 2005 and extended in accordance with an extension agreement through February 28, 2015. The term of the extension agreement is five years, from March 1, 2010 through February 28, 2015, and represents a lease commitment of approximately $378,000 per year through the lease term.

Legal Proceedings

Intellectual Property Litigation

The Company filed a lawsuit in November 2012 against Addonics, Inc. Crossroads Systems, Inc. v. Addonics Technologies, Inc.; Civil Action No. 1:12-CV-1090-SS (W.D. Tex – Austin Division) alleging infringement by the defendants of U.S. Patent Nos. 6,425,035 and 7,934,041. This case was settled during the fiscal quarter ended April 30, 2013, and dismissed.

10. COMMITMENTS AND CONTINGENCIES

Leases

The Company leases office space and equipment under long-term operating lease agreements that expire on various dates through August, 2016. Rental expense under these agreements was approximately $480,000 and $380,000 for the years ended October 31, 2011 and 2012, respectively. Crossroads leases its headquarters, approximately 37,800 square feet of general office, laboratory, data center and administrative space in Austin, Texas. The original lease was effective October 31, 2005 and extended in accordance with an extension agreement through February 28, 2015. The term of the extension agreement is five years, from March 1, 2010 through February 28, 2015, and represents a lease commitment of $375,000 per year through the lease term.
The minimum annual future payments under the terms of these leases and other commitments at October 31, 2012 are as follows (in thousands):

Operating
Fiscal Year	Leases

2013	$410
2014	416
2015	135
2016	5
$966

Legal Proceedings

Intellectual Property Litigation

The Company filed a lawsuit in September of 2010, against 3Par, Inc., American Megatrends, Inc., Rorke Data, Inc., D-Link Systems, Inc., Chelsio Communications, Inc., DataCore Software Corporation, and IStor Networks, Inc. in a lawsuit styled Crossroads Systems, Inc. v. 3Par, Inc. et al, Civil Action No. 1:10-CV-652-SS (W.D. Tex – Austin Division) alleging infringement by each of the defendants of one or both of U.S. Patent Nos. 6,425,035 and 7,051,147. With the exception of Rorke Data, Inc., settlement was reached with all defendants in fiscal year 2011. Settlement was reached with Rorke Data, Inc. in fiscal year 2012, and this case has been dismissed.

The Company filed a lawsuit in February 2012, against Infortrend Corporation, Aberdeen LLC, Boost Systems, Inc., iXsystems, Inc. and Storageflex, Inc. in a lawsuit styled Crossroads Systems, Inc. v. Infortrend Corporation et al, Civil Action No. 1:12-CV-00104-SS (W.D. Tex – Austin Division) alleging infringement by each of the defendants of one or both of U.S. Patent Nos. 6,425,035 and 7,051,147. Settlement of this case was reached in fiscal year 2012, and this case has been dismissed.

Infortrend Corporation v. Crossroads Systems, Inc., United States District of Delaware, Civil Action No. 1:12-CV-00968-UNA in July 2012. This is an action alleging that Crossroads Systems, Inc. has infringed Infortrend Corporation’s United States Patent No. 7,310,745. Infortrend Corporation alleges that Crossroads Systems, Inc. makes, sells, offers for sale, and/or uses in the United States a product that infringes the claims of the ’745 Patent. Settlement of this case was reached in fiscal year 2012, and this case has been dismissed.